TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations before taxes on income:
Domestic	$ (5,453)	$ (6,343)	$ (829)
Foreign	(1,608)	1,422	641
Loss before taxes on income	$ (7,061)	$ (4,921)	$ (188)